Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Property Plant and Equipment Estimated Useful Lives

The estimated useful lives are as follows:

•	Buildings and other outside improvements 10-20 years

•	Leasehold improvements 5-10 years

•	Office furniture 10 years

•	Laboratory equipment 3-10 years

•	Office equipment 5 years

•	IT equipment 3 years

Details of Property, Plant and Equipment

Details of property, plant and equipment

	Lands and Buildings	Technical equipment	Fixtures, fittings and other equipment	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2016	2,072	2,897	340	182	5,490

Additions to tangible assets	11,164	1,076	562	902	13,704
Disposal of tangible assets	—	(3)	(1)	(183)	(186)
Depreciation expense	(741)	(1,077)	(167)	—	(1,986)
Reclassification	—	3	(3)	—	—
Translation adjustments	(59)	(38)	(23)	(4)	(122)

Net book value as of December 31, 2016	12,436	2,858	707	898	16,900

Gross value at end of period	15,085	10,634	1,104	898	27,721
Accumulated depreciation and impairment at end of period	(2,649)	(7,775)	(397)	—	(10,821)

Net book value as of January 1, 2017	12,436	2,858	707	898	16,900

Additions to tangible assets	718	701	203	878	2,501
Disposal of tangible assets	(9,243)	(103)	2	(109)	(9,453)
Reclassification	14	47	18	(79)	—
Depreciation expense	(972)	(1,126)	(245)	(798)	(3,140)
Translation adjustments	206	127	68	18	418

Net book value as of December 31, 2017	3,159	2,505	753	809	7,226

Gross value at end of period	6,936	12,114	1,447	1,606	22,103
Accumulated depreciation and impairment at end of period	(3,777)	(9,609)	(693)	(798)	(14,877)

Net book value as of January 1, 2018	3,159	2,505	753	809	7,226

Additions to tangible assets	879	1,622	1,820	1,942	6,263
Disposal of tangible assets	—	(49)	(690)	(426)	(1,164)
Reclassification	39	216	793	(1,053)	(6)
Depreciation expense	(758)	(854)	(478)	—	(2,091)
Translation adjustments	(90)	(46)	(27)	(25)	(188)

Net book value as of December 31, 2018	3,229	3,393	2,172	1,247	10,041

Gross value at end of period	7,604	13,297	3,215	2,045	26,160
Accumulated depreciation and impairment at end of period	(4,375)	(9,903)	(1,043)	(798)	(16,119)

Details of Finance Lease	Details of finance lease

	As of December 31,
	2017	2018
	$ in thousands
Gross value	4,448	5,689
Accumulated depreciation	(4,366)	(4,329)

Net	82	1,360